STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)		Total	Additional Paid-In Capital	Accumulated Deficit	Common Stock Class A Common Stock	Common Stock Class F Common Stock
Beginning Balance at Sep. 13, 2020		$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance (in shares) at Sep. 13, 2020					0	0
Net income		(1,200)		(1,200)
Ending Balance at Dec. 31, 2020		(1,200)	0	(1,200)	$ 0	$ 0
Ending Balance (in shares) at Dec. 31, 2020					0	0
Sale of Class F Common Stock to Sponsor on January 11, 2021 at $0.0001 par value	[1]	25,000	24,137			$ 863
Sale of Class F Common Stock to Sponsor on January 11, 2021 at $0.0001 par value (in shares)	[1]					8,625,000
Net income		(17,328)		(17,328)
Ending Balance at Jan. 11, 2021		6,472	24,137	(18,528)	$ 0	$ 863
Ending Balance (in shares) at Jan. 11, 2021					0	8,625,000
Beginning Balance at Dec. 31, 2020		(1,200)	0	(1,200)	$ 0	$ 0
Beginning Balance (in shares) at Dec. 31, 2020					0	0
Sale of Class F Common Stock to Sponsor on January 11, 2021 at $0.0001 par value		25,000	24,137			$ 863
Sale of Class F Common Stock to Sponsor on January 11, 2021 at $0.0001 par value (in shares)						8,625,000
Excess of fair value paid by founders for warrants		4,272,001	4,272,001
Subsequent measurement of Class A Common Stock subject to redemption against additional paid-in capital		(4,296,138)	(4,296,138)
Subsequent measurement of Class A Common Stock subject to redemption against accumulated deficit		(21,458,734)		(21,458,734)
Net income		358,729		358,729
Ending Balance at Sep. 30, 2021		(21,100,342)	0	(21,101,205)		$ 863
Ending Balance (in shares) at Sep. 30, 2021						8,625,000
Beginning Balance at Jun. 30, 2021		(21,817,997)		(21,818,860)		$ 863
Beginning Balance (in shares) at Jun. 30, 2021						8,625,000
Net income		717,655		717,655
Ending Balance at Sep. 30, 2021		$ (21,100,342)	$ 0	$ (21,101,205)		$ 863
Ending Balance (in shares) at Sep. 30, 2021						8,625,000

[1]	This number includes up to 1,125,000 shares of Class F common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.